Significant Accounting Policies (Details)			3 Months Ended						9 Months Ended				12 Months Ended
	Jan. 20, 2021	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 GBP (£) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 GBP (£)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Oct. 17, 2022 GBP (£)	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jan. 01, 2020 GBP (£)	Jan. 01, 2019 GBP (£)	Dec. 31, 2015
Significant Accounting Policies (Details) [Line Items]
Cash													£ 13,000,000
Cash and cash equivalents									£ 12,425,119				12,961,870		£ 8,298,069
Profit (Loss) for the financial year as reported under UK GAAP									(10,046,718)		£ 4,560,946		1,947,874		(3,377,191)	£ (3,733,094)
Retained earnings accumulated deficit									£ (6,727,684)				£ 1,177,705		16,095,507
Percentage of stake held by third party in the company that was considered for valuation purpose																							20.00%
Percentage of the votes in terms of number of shareholders needed for the implementation of certain matters									75.00%				75.00%					75.00%	75.00%
Goodwill Impairment testing discount rate used													18.00%						18.00%
Impairment testing for equity method investment long term growth rate used													3.00%	3.00%
Impairment testing for equity method investment discount rate used													11.50%						11.50%
Creditors amounts falling due within one year									£ 91,678,450				£ 40,903,852		16,667,168
Assets, current									£ 60,423,093				£ 49,969,522		37,359,108
Debt instrument, maturity date									Jan. 07, 2023	Jan. 07, 2023
Loans payable to bank									£ 10.4
Unused tax losses for which no deferred tax asset recognised									0
Debt Instrument Redemption 3rd February 2023 [Member]
Significant Accounting Policies (Details) [Line Items]
Loans payable to bank									10.3
Subsequent Event [Member] | BMO [Member]
Significant Accounting Policies (Details) [Line Items]
Line of credit facility, maximum borrowing capacity																	£ 250,000,000
Subordinated Shareholders Loans [Member]
Significant Accounting Policies (Details) [Line Items]
Short-term debt									£ 39,800,000
Subordinated Shareholders Loans [Member] | Subsequent Event [Member]
Significant Accounting Policies (Details) [Line Items]
Debt instrument, maturity date	Jun. 30, 2023
Beyond Two Thousand And Twenty Six [Member]
Significant Accounting Policies (Details) [Line Items]
Goodwill Impairment testing long term growth rate used													3.00%	3.00%
Goodwill Impairment testing discount rate used													12.50%						12.50%
FRS One Hundred And Two [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Significant Accounting Policies (Details) [Line Items]
Profit (Loss) for the financial year as reported under UK GAAP													£ 34,266		34,266	£ 34,266
Revaluation reserve													133,722		133,722						£ 133,722	£ 133,722
Retained earnings accumulated deficit															3,343						37,609	71,876
Goodwill													£ 102,799		£ 137,065						£ 171,332	£ 205,598
Stress Test [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated percentage growth rate of revenue per annum													5.00%	5.00%
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee but rights to profit is subject to long term restriction													50.00%	50.00%	50.00%
Goodwill Impairment testing long term growth rate used									30.00%	30.00%			40.00%	40.00%	30.00%	24.00%
Goodwill Impairment testing discount rate used													95.00%						95.00%
Impairment testing for equity method investment long term growth rate used													0.00%	0.00%
Sensitivity analysis estimated increase in the discount rate for impairment testing													100.00%						100.00%
Minimum [Member] | Beyond Two Thousand And Twenty Six [Member]
Significant Accounting Policies (Details) [Line Items]
Goodwill Impairment testing discount rate used													80.00%		80.00%	60.00%			80.00%	80.00%
Minimum [Member] | Investment Advisory Fees [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated percentage growth rate of revenue per annum													2.00%	2.00%	2.00%
Maximum [Member] | Consolidation [Member]
Significant Accounting Policies (Details) [Line Items]
Equity method investment ownership percentage													50.00%		50.00%				50.00%	50.00%
Maximum [Member] | Investment Advisory Fees [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated percentage growth rate of revenue per annum													3.00%	3.00%	3.00%
Arithmetic Average [Member]
Significant Accounting Policies (Details) [Line Items]
Goodwill Impairment testing long term growth rate used													4.00%	4.00%	8.00%	8.00%
Cartesian Growth Corp [Member]
Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage | $																		$ 250,000	$ 250,000
Class A ordinary shares subject to redemption | $																		347,105,214	345,031,308	$ 0
Cash | $																		463,990	551,258	0
Cash and cash equivalents | $																		463,990	551,258	0
Profit (Loss) for the financial year as reported under UK GAAP | $		$ (7,948)	$ 8,215,430	$ (259,121)	$ 9,920,886	$ (5,863,746)	$ 9,245,674	$ (4,901,560)		$ 17,877,195		$ (1,519,632)		$ (1,035,380)
Retained earnings accumulated deficit | $																		(18,926,638)	(34,729,927)	(7,948)
Assets, current | $																		$ 483,029	$ 621,664	0
LJ Maple Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Maple Circus Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Maple Hamlet Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Maple Belgravia Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Maple St Johns Wood Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Maple Kew Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Maple Chelsea Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Maple Tofty Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Green Lanes Holdings Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Maple Kensington Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Maple Nine Elms Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Maple Duke Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Maple Abbey Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%				100.00%					100.00%	100.00%
LJ Maple Hill Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights held in the investee with limited economic interest									100.00%									100.00%
Common Class A [Member] | Cartesian Growth Corp [Member]
Significant Accounting Policies (Details) [Line Items]
Class A ordinary shares subject to redemption | $																				$ 0
IPO and Private Placement [Member] | Cartesian Growth Corp [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares | shares									20,400,000				20,400,000					20,400,000	20,400,000
IPO [Member] | Cartesian Growth Corp [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares | shares									11,500,000				11,500,000					11,500,000	11,500,000
Private Placement [Member] | Cartesian Growth Corp [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares | shares									8,900,000				8,900,000					8,900,000	8,900,000